Investment Securities	12 Months Ended
Dec. 31, 2016
Investment Securities Disclosure [Abstract]
Investment Securities
NOTE 5 INVESTMENT SECURITIES

Table 45: Investment Securities Summary

	Amortized	Unrealized		Fair
In millions	Cost	Gains	Losses	Value
December 31, 2016

Securities Available for Sale
Debt securities
U.S. Treasury and government agencies	$13,100	$151	$(77)	$13,174
Residential mortgage-backed
Agency	26,245	170	(287)	26,128
Non-agency	3,191	227	(52)	3,366
Commercial mortgage-backed
Agency	2,150	3	(34)	2,119
Non-agency	4,023	29	(27)	4,025
Asset-backed	5,938	52	(22)	5,968
Other debt	4,656	104	(37)	4,723
Total debt securities	59,303	736	(536)	59,503
Corporate stocks and other	603		(2)	601
Total securities available for sale	$59,906	$736	$(538)	$60,104
Securities Held to Maturity
Debt securities
U.S. Treasury and government agencies	$527	$35	$(22)	$540
Residential mortgage-backed
Agency	11,074	68	(161)	10,981
Non-agency	191	7		198
Commercial mortgage-backed
Agency	903	24		927
Non-agency	567	10		577
Asset-backed	558		(2)	556
Other debt	2,023	76	(12)	2,087
Total securities held to maturity	$15,843	$220	$(197)	$15,866

December 31, 2015

Securities Available for Sale
Debt securities
U.S. Treasury and government agencies	$9,764	$152	$(42)	$9,874
Residential mortgage-backed
Agency	24,698	250	(128)	24,820
Non-agency	3,992	247	(88)	4,151
Commercial mortgage-backed
Agency	1,917	11	(10)	1,918
Non-agency	4,902	30	(29)	4,903
Asset-backed	5,417	54	(48)	5,423
Other debt	3,989	110	(17)	4,082
Total debt securities	54,679	854	(362)	55,171
Corporate stocks and other	590		(1)	589
Total securities available for sale	$55,269	$854	$(363)	$55,760
Securities Held to Maturity
Debt securities
U.S. Treasury and government agencies	$258	$40		$298
Residential mortgage-backed
Agency	9,552	101	$(65)	9,588
Non-agency	233	8		241
Commercial mortgage-backed
Agency	1,128	40		1,168
Non-agency	722	6	(1)	727
Asset-backed	717		(10)	707
Other debt	2,158	116	(1)	2,273
Total securities held to maturity	$14,768	$311	$(77)	$15,002

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility and liquidity conditions. Net unrealized gains and losses in the securities available for sale portfolio are included in Shareholders’ equity as Accumulated other comprehensive income or loss, net of tax, unless credit-related. Securities held to maturity are carried at amortized cost. At December 31, 2016, Accumulated other comprehensive income included pretax gains of $96 million from derivatives that hedged the purchase of investment securities classified as held to maturity. The gains will be accreted into interest income as an adjustment of yield on the securities.

Table 46 presents gross unrealized losses and fair value of debt securities at December 31, 2016 and December 31, 2015. The securities are segregated between investments that have been in a continuous unrealized loss position for less than twelve months and twelve months or more based on the point in time that the fair value declined below the amortized cost basis. The table includes debt securities where a portion of OTTI has been recognized in Accumulated other comprehensive income (loss). The increase in total unrealized losses at December 31, 2016 when compared to December 31, 2015 was due to an increase in market interest rates.

Table 46: Gross Unrealized Loss and Fair Value of Debt Securities

	Unrealized loss position less		Unrealized loss position 12
In millions	than 12 months		months or more		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value	Loss	Value
December 31, 2016
Securities Available for Sale
Debt securities
U.S. Treasury and government agencies	$(57)	$3,108	$(20)	$2,028	$(77)	$5,136
Residential mortgage-backed
Agency	(267)	16,942	(20)	922	(287)	17,864
Non-agency	(1)	109	(51)	1,119	(52)	1,228
Commercial mortgage-backed
Agency	(33)	1,577	(1)	86	(34)	1,663
Non-agency	(14)	880	(13)	987	(27)	1,867
Asset-backed	(5)	1,317	(17)	902	(22)	2,219
Other debt	(33)	1,827	(4)	243	(37)	2,070
Total debt securities available for sale	$(410)	$25,760	$(126)	$6,287	$(536)	$32,047
Securities Held to Maturity
Debt securities
U.S. Treasury and government agencies	$(22)	$238			$(22)	$238
Residential mortgage-backed
Agency	(153)	8,041	$(8)	$161	(161)	8,202
Asset-backed			(2)	451	(2)	451
Other debt	(12)	146	(a)	1	(12)	147
Total debt securities held to maturity	$(187)	$8,425	$(10)	$613	$(197)	$9,038

December 31, 2015
Securities Available for Sale
Debt securities
U.S. Treasury and government agencies	$(40)	$5,885	$(2)	$120	$(42)	$6,005
Residential mortgage-backed
Agency	(103)	11,799	(25)	1,094	(128)	12,893
Non-agency	(3)	368	(85)	1,527	(88)	1,895
Commercial mortgage-backed
Agency	(7)	745	(3)	120	(10)	865
Non-agency	(22)	2,310	(7)	807	(29)	3,117
Asset-backed	(30)	3,477	(18)	494	(48)	3,971
Other debt	(11)	1,085	(6)	248	(17)	1,333
Total debt securities available for sale	$(216)	$25,669	$(146)	$4,410	$(362)	$30,079
Securities Held to Maturity
Debt securities
Residential mortgage-backed
Agency	$(55)	$4,842	$(10)	$269	$(65)	$5,111
Commercial mortgage-backed
Non-agency	(1)	149	(a)	5	(1)	154
Asset-backed	(2)	171	(8)	529	(10)	700
Other debt	(1)	230	(a)	3	(1)	233
Total debt securities held to maturity	$(59)	$5,392	$(18)	$806	$(77)	$6,198
(a)	The unrealized loss on these securities was less than $.5 million.

Evaluating Investment Securities for Other-than-Temporary Impairments

For the securities in Table 46, as of December 31, 2016 we do not intend to sell and believe we will not be required to sell the securities prior to recovery of the amortized cost basis.

On at least a quarterly basis, we review all debt securities that are in an unrealized loss position for OTTI, as discussed in Note 1 Accounting Policies.

For those securities on our balance sheet at December 31, 2016, where during our quarterly security-level impairment assessments we determined losses represented OTTI, we have recorded cumulative credit losses of $1.1 billion in earnings and accordingly have reduced the amortized cost of our securities. The majority of these cumulative impairment charges related to non-agency residential mortgage-backed and asset-backed securities rated BB or lower. During 2016, 2015 and 2014, the OTTI credit losses recognized in noninterest income and the OTTI noncredit losses recognized in accumulated other comprehensive income (loss), net of tax, on securities were not significant.

Information relating to gross realized securities gains and losses from the sales of securities is set forth in the following table.

Table 47: Gains (Losses) on Sales of Securities Available for Sale

		Gross	Gross	Net	Tax
In millions	Proceeds	Gains	Losses	Gains	Expense
For the year ended December 31
2016	$3,489	$24	$(8)	$16	$6
2015	$6,829	$56	$(13)	$43	$15
2014	$4,480	$33	$(29)	$4	$1

The following table presents, by remaining contractual maturity, the amortized cost, fair value and weighted-average yield of debt securities at December 31, 2016.

Table 48: Contractual Maturity of Debt Securities

December 31, 2016		After 1 Year	After 5 Years	After 10
Dollars in millions	1 Year or Less	through 5 Years	through 10 Years	Years	Total
Securities Available for Sale
U.S. Treasury and government agencies	$479	$5,673	$5,778	$1,170	$13,100
Residential mortgage-backed
Agency	1	127	740	25,377	26,245
Non-agency		2		3,189	3,191
Commercial mortgage-backed
Agency	77	157	730	1,186	2,150
Non-agency		111	108	3,804	4,023
Asset-backed	7	2,046	1,716	2,169	5,938
Other debt	228	2,305	661	1,462	4,656
Total debt securities available for sale	$792	$10,421	$9,733	$38,357	$59,303
Fair value	$796	$10,463	$9,729	$38,515	$59,503
Weighted-average yield, GAAP basis	3.13%	2.11%	2.06%	2.88%	2.61%
Securities Held to Maturity
U.S. Treasury and government agencies			$108	$419	$527
Residential mortgage-backed
Agency		$18	458	10,598	11,074
Non-agency				191	191
Commercial mortgage-backed
Agency	$100	743	5	55	903
Non-agency				567	567
Asset-backed		1	452	105	558
Other debt	14	176	997	836	2,023
Total debt securities held to maturity	$114	$938	$2,020	$12,771	$15,843
Fair value	$114	$966	$2,070	$12,716	$15,866
Weighted-average yield, GAAP basis	3.69%	3.64%	3.29%	3.23%	3.27%

Weighted-average yields are based on historical cost with effective yields weighted for the contractual maturity of each security. At December 31, 2016, there were no securities of a single issuer, other than FNMA, that exceeded 10% of Total shareholders’ equity. The FNMA investments had a total amortized cost of $27.1 billion and fair value of $26.8 billion.

The following table presents the fair value of securities that have been either pledged to or accepted from others to collateralize outstanding borrowings.

Table 49: Fair Value of Securities Pledged and Accepted as Collateral

	December 31	December 31
In millions	2016	2015
Pledged to others	$9,493	$9,674
Accepted from others:
Permitted by contract or custom to sell or repledge	$912	$1,100
Permitted amount repledged to others	$799	$943

The securities pledged to others include positions held in our portfolio of investment securities, trading securities, and securities accepted as collateral from others that we are permitted by contract or custom to sell or repledge, and were used to secure public and trust deposits, repurchase agreements, and for other purposes.